THE OBERWEIS FUNDS

China Opportunities Fund

International Opportunities Fund

Asia Opportunities Fund

Supplement dated September 30, 2008

to the Prospectus dated May 1, 2008

This supplement provides new and additional information beyond that contained in the prospectus and should be retained and read in conjunction with the prospectus.

Addition of Investment Strategy

The China Opportunities, International Opportunities and Asia Opportunities Funds may invest in equity-linked certificates issued and/or guaranteed by counterparties rated A or better by Moody’s or Standard & Poor’s Corporation or issued and/or guaranteed by counterparties deemed to be of similar quality by OAM. Equity-linked certificates are derivative securities generally issued by banks or broker-dealers that are linked to the performance of an underlying foreign security. Each Fund may invest in equity-linked certificates linked to the performances of foreign securities in countries in which the Fund may invest, including, as applicable, but not limited to China and to a lesser extent, India. Each Fund’s “Specific Strategy” section on pages 26, 33 and 38 of the Prospectus, as applicable, is revised to include this disclosure. In addition, the following sentence is added to the “Specific Strategy” section for the China Opportunities Fund on page 26 of the Prospectus:

For purposes of the Fund’s 80% investment policy, equity-linked certificates linked to the performance of China securities are considered China securities.

The following sentence is added to the “Specific Strategy” section for the International Opportunities Fund on page 33 of the Prospectus:

For purposes of the Fund’s 80% investment policy, equity-linked certificates are considered securities of companies based outside the United States.

The following sentence is added to the “Specific Strategy” section for the Asia Opportunities Fund on page 38 of the Prospectus:

For purposes of the Fund’s 80% investment policy, equity-linked certificates linked to the performance of Asia securities are considered Asia securities.

The following paragraphs should be inserted before “Geographic Concentration Risk” in the “Unique Risks” sections on pages 27 and 40 of the Prospectus and after “Risks Associated with Emerging Markets Companies” in the “Unique Risks” section on page 34 of the Prospectus:

Equity-linked Certificates Risk – The Fund may invest in equity-linked certificates which are expected to provide the Fund exposure to certain classes of shares traded in foreign markets which would otherwise not be available to the Fund. Equity-linked certificates (also called Participatory Notes) are generally subject to the same risks as the foreign equity securities or the basket of foreign securities they are linked to. Upon the maturity of the certificate, the holder generally receives a return of principal based on the capital appreciation of the linked security. If the linked security declines in value, the certificate may return a lower amount at maturity. The trading price of an equity-linked certificate also depends on the value of the linked security. Equity-linked certificates involve further risks associated with:

•	purchases and sales of certificates, including the possibility that exchange rate fluctuations may negatively affect the value of a certificate,

•	the credit quality of the certificate’s issuer and/or guarantor, and

•	liquidity risks and restrictions on transferability.

Ratings of issuers or guarantors of equity-linked certificates refer only to the issuer or guarantor’s creditworthiness. They provide no indication of the potential risks of the linked securities.

Addition of Portfolio Manager

The following sentence should be added to the beginning of the second paragraph in “Fund Managers” in the “Investment Adviser” section on page 45 of the Prospectus regarding Vanessa Shiu:

Vanessa Shiu serves as co-portfolio manager of the China Opportunities Fund.

The last paragraph in the same section on page 45 should be revised to read as follows:

The Statement of Additional Information provides additional information about James W. Oberweis, Vanessa Shiu, Ralf A. Scherschmidt and John Wong, including their compensation, other accounts they manage, and their ownership of securities in the Fund(s) they manage.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE OBERWEIS FUNDS

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

1-800-245-7311

THE OBERWEIS FUNDS

China Opportunities Fund

International Opportunities Fund

Asia Opportunities Fund

Supplement dated September 30, 2008

to the Statement of Additional Information dated May 1, 2008

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information.

Addition of Investment Strategy

Effective immediately, the following paragraphs should be added to the “Investment Strategies and Risks” section of the Statement of Additional Information:

Equity-Linked Certificates. The China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund may invest in equity-linked certificates issued and/or guaranteed by counterparties rated A or better by Moody’s or Standard & Poor’s Corporation or issued and/or guaranteed by counterparties deemed to be of similar quality by OAM. Equity-linked certificates, also referred to as Participatory Notes, generally are issued by banks or broker-dealers and are promissory notes that are designed to offer a return linked to the performance of a particular underlying foreign equity security or market. Each Fund may invest in equity-linked certificates linked to the performances of foreign securities in countries in which the Fund may invest, including, as applicable, but not limited to China and to a lesser extent, India. The return on an equity-linked certificate that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of an equity-linked certificate typically does not receive voting rights as it would if it directly owned the underlying security. Equity-linked certificates constitute direct, general and unsecured contractual obligations of the banks or broker-dealers that issue them, which therefore subjects the Fund to counterparty risk, as discussed below.

Investments in equity-linked certificates involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. For instance, there can be no assurance that there will be a trading market for an equity-linked certificate or that the trading price of an equity-linked certificate will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. As the purchaser of an equity-linked certificate, a Fund is relying on the creditworthiness of the counterparty issuing and/or guaranteeing the equity-linked certificate and has no rights under an equity-linked certificate against the issuer of the underlying security. Therefore, if such counterparty were to become insolvent, a Fund would lose its investment. The risk that a Fund may lose its investment due to the insolvency of a counterparty may be amplified because each Fund may purchase equity-linked certificates issued by as few as one issuer. Equity-linked certificates also include transaction costs in addition to those applicable to a direct investment in foreign securities.

Due to liquidity and transfer restrictions, the secondary markets on which equity-linked certificates are traded may be less liquid than the markets for other securities, or may be completely illiquid, which may lead to the absence of readily available market quotations for securities in a Fund’s portfolio and which may also lead to delays in the redemption of Fund shares. In addition, the ability of the Fund to value its securities becomes more difficult and the judgment in the application of fair value procedures may play a greater role in the valuation of the Fund’s securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value to such securities.

The price of an equity-linked certificate is derived from the value of the underlying linked securities. The level and type of risk involved in the purchase of an equity-linked certificate by a Fund is similar to the risk involved in the purchase of the underlying security or other emerging market securities. Such certificates therefore may be considered to have speculative elements. However, equity-linked certificates are also dependent on the individual credit of the issuer of the certificate, which may be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the certificate.

Equity-linked certificates are often privately placed and may not be rated, in which case a Fund will be more dependent on the ability of OAM to evaluate the creditworthiness of the issuer and/or guarantor, the underlying security, any collateral features of the certificate, and the potential for loss due to market and other factors. Ratings of issuers of equity-linked certificates refer only to the creditworthiness of the issuer and strength of related collateral arrangements or other credit supports, and do not take into account, or attempt to rate, any potential risks of the underlying linked securities. Depending upon the law of the jurisdiction in which an issuer is organized and the certificate is issued, in the event of default, a Fund may incur additional expenses in seeking recovery under an equity-linked certificate, and may have more limited methods of legal recourse in attempting to do so.

As with any investment, a Fund can lose the entire amount it has invested in an equity-linked certificate. The secondary market for equity-linked certificates may be limited. The lack of a liquid secondary market and restrictions on available purchasers may have an adverse effect on the ability of a Fund to accurately value the equity-linked certificates in its portfolio, and may make disposal of such securities more difficult for the Fund.

Removal of Officer

References to Martin L. Yokosawa should be deleted from the “Management of the Trust” section of the Statement of Additional Information.

Addition of Portfolio Manager

The following information should be added to the “Oberweis Asset Management, Inc.” section of the Statement of Additional Information:

Vanessa Shiu, co-portfolio manager of the China Opportunities Fund, is primarily responsible for the day-to-day management of that Fund. As of September 1, 2008, Ms. Shiu managed no other accounts.

Ms. Shiu’s compensation consists of a base and an incentive-based fee. The incentive fee is quantitatively defined in advance and is based on the revenues OAM receives from the Fund.

As of September 1, 2008, the dollar range of equity securities in the China Opportunities Fund beneficially owned by Ms. Shiu was: None.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE OBERWEIS FUNDS

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

1-800-245-7311